Equity Plans and Related Equity Activities - Summary of Equity Plans' Activities (Detail) - USD ($) $ / shares in Units, $ in Thousands	1 Months Ended		12 Months Ended
	Oct. 31, 2022	Jul. 31, 2022	Dec. 31, 2022
Restricted stock awards vested
Awards Available to Grant , Beginning balance			888,435
Shares authorized added to 2022 Plan			2,573,405
Shares not returned to plan			(913,842)
Options Granted			(2,097,010)
Options Cancelled			839,156
Awards Available to Grant , Ending balance			1,065,423
Number of Awards Outstanding , Beginning balance			3,536,715
Options Granted			2,097,010
Options Exercised			(75,550)
Options Cancelled			(839,156)
Number of Awards Outstanding , Ending balance			4,839,554
Vested and exercisable			2,685,009
Vested and expected			4,824,187
Weighted Average Exercise Price , Beginning balance			$ 2.71
Options Granted			3.18
Options Exercised			1.45
Options Cancelled			2.43
Weighted Average Exercise Price , Ending balance			2.91
Vested and exercisable			2.75
Vested and expected			$ 2.91
Weighted Average Remaining Contractual Terms (Years)			6 years 7 months 28 days
Vested and exercisable , Weighted Average Remaining Contractual Terms (Years)			4 years 4 months 28 days
Vested and expected , Weighted Average Remaining Contractual Terms (Years)			6 years 7 months 24 days
Aggregate Intrinsic Value			$ 82
Vested and expected , Aggregate Intrinsic Value			$ 82
Restricted Stock [Member]
Restricted stock awards vested
Restricted stock awards granted			(23,518)
Options Granted		23,518
Restricted stock awards granted			23,518
Restricted stock units vested			(23,518)
Restricted Stock Units (RSUs) [Member]
Restricted stock awards vested
Restricted stock awards granted			(243,618)
Restricted stock units forfeited			42,415
Restricted stock awards granted	243,618		243,618
Restricted stock units vested			(80,668)
Restricted stock units forfeited			(42,415)